PRINCIPAL TRANSACTIONS (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Principal transactions revenue
Principal transactions revenue	[1]	$ 6,008	$ 6,698	$ 7,302
Interest rate contracts
Principal transactions revenue
Principal transactions revenue		3,798	3,657	4,055
Foreign exchange contracts
Principal transactions revenue
Principal transactions revenue		1,532	2,008	2,307
Equity risk
Principal transactions revenue
Principal transactions revenue		(303)	(260)	319
Commodity and other contracts
Principal transactions revenue
Principal transactions revenue		750	590	277
Credit products and risks
Principal transactions revenue
Principal transactions revenue		231	703	344
Operating Segments | Citicorp
Principal transactions revenue
Principal transactions revenue		6,015	6,224	7,176
Operating Segments | Global Consumer Banking
Principal transactions revenue
Principal transactions revenue		636	699	762
Operating Segments | Institutional Clients Group
Principal transactions revenue
Principal transactions revenue		5,823	5,905	6,489
Operating Segments | Corporate/Other
Principal transactions revenue
Principal transactions revenue		(444)	(380)	(75)
Operating Segments | Citi Holdings
Principal transactions revenue
Principal transactions revenue		$ (7)	$ 474	$ 126

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.